LOANS RECEIVABLE AND ADVANCES (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Swiss Franc [member]
Statement [Line Items]
Company Loaned Swiss Franc	$ 0.3
Interest Rate	1.00%
Sanaty IPS SAS [member]
Statement [Line Items]
Company Loaned Swiss Franc		$ 0.2
Remaining Balance		$ 0.2
Owned Indirectly Medivolve Inc		28.00%
Laboratorios Quiprofarma SAS [member]
Statement [Line Items]
Company Loaned Swiss Franc		$ 0.1